Financial risk management - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impact on profit before tax [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	$ 4.0	$ 5.2	$ 4.8
Impact on profit before tax [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	(2.1)	(2.2)	(1.9)
Impact on profit before tax [member] | Interest rate risk [member] | US dollar interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 1% increase interest rates	(2.9)	(1.8)	(0.9)
Impact on profit before tax [member] | Interest rate risk [member] | Sterling interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 1% increase interest rates	0.3	1.3	7.9
Impact on net liabilities [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	44.1	47.2	23.7
Impact on net liabilities [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of 5 cent fall in exchange rate	$ (4.1)	$ (5.5)	$ (7.6)